Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Ifrs Statement [Line Items]
Entity Registrant Name	SAP SE
Entity Incorporation, State or Country Code	2M
Entity Central Index Key	0001000184
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	1-14251
Amendment Flag	false
Entity Address, Address Line One	Dietmar-Hopp-Allee 16
Entity Address, City or Town	Walldorf
Entity Address, Postal Zip Code	69190
Entity Address, Country	DE
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,228,504,232
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	true
Auditor Name	KPMG AG Wirtschaftsprüfungsgesellschaft
Auditor Firm ID	1021
Auditor Location	Mannheim, Germany
Business Contact [Member]
Ifrs Statement [Line Items]
Entity Address, Address Line One	3410 Hillview Avenue
Entity Address, City or Town	Palo Alto
Entity Address, Postal Zip Code	94304
Entity Address, State or Province	CA
Entity Address, Country	US
Contact Personnel Name	Wendy Boufford
City Area Code	650
Local Phone Number	849-4000
American Depositary Shares
Ifrs Statement [Line Items]
Title of 12(b) Security	American Depositary Shares, each Representing one Ordinary Share, without nominal value
Security Exchange Name	NYSE
Trading Symbol	SAP
Ordinary Shares
Ifrs Statement [Line Items]
Title of 12(b) Security	Ordinary Shares, without nominal value
Security Exchange Name	NYSE
Trading Symbol	SAP